Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Liabilities

The fair value of debt is the estimated amount the Partnership would have to pay to repurchase its debt, including any premium or discount attributable to the difference between the stated interest rate and market rate of interest at the balance sheet date. Fair values are based on quoted market prices or average valuations of similar debt instruments at the balance sheet date for those debt instruments for which quoted market prices are not available. See Note 11 — Debt and Interest Expense for disclosures regarding the fair value of debt.

	December 31, 2012		December 31, 2011
	Carrying amount	Fair Value (Level 2)	Carrying amount	Fair Value (Level 2)
	($ in thousands)
Financial liabilities
Revolving credit facility	$—	$—	$712,900	$712,900
2021 Notes	350,000	370,125	350,000	350,221
2022 Notes	750,000	810,000	—	—
2023 Notes	1,400,000	1,428,882	—	—

LTIP Award Activity

The following table summarizes LTIP award activity for the year ended December 31, 2012:

	Units	Value per Unit
Restricted units unvested at beginning of period	273,258	$28.50
Granted	332,868	28.57
Vested	(47,810)	28.53
Forfeited	(47,139)	28.45

Restricted units unvested at end of period	511,177	$28.55